Filed Pursuant to Rule 497
                                          Registration Statement No. 333-154254

PROSPECTUS SUPPLEMENT
(To prospectus supplement dated May 19, 2009 and prospectus dated May 8, 2009)


                          ENERGY INCOME AND GROWTH FUND

                          UP TO 1,000,000 COMMON SHARES

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     Energy Income and Growth Fund (the "Fund") entered into a sales agreement dated as of May 19, 2009 with JonesTrading Institutional Services LLC (the "Agent") relating to the Fund's common shares of beneficial interest, par value $0.01 per share (the "Common Shares"). During the period from July 16, 2009 through October 15, 2009, the Fund sold 109,518 Common Shares pursuant to the sales agreement.

                                         July 16, 2009 - October 15, 2009
                                         --------------------------------
         Gross Proceeds to Fund                   $2,338,392.17
         Commission to Agent                         $23,384.48
         Net Proceeds to Fund                     $2,314,947.43
                                                =================

     The Common Shares trade on the NYSE Amex under the symbol "FEN." The last reported sale price, net asset value per share and percentage premium to net asset value per share of the Common Shares as of October 29, 2009 were $21.80, $19.20 and 13.54%, respectively.

     This prospectus supplement should be read in conjunction with, and may not be delivered or utilized without, the prospectus, dated May 8, 2009 and the prospectus supplement, dated May 19, 2009.


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     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus supplement or the accompanying prospectus supplement and prospectus. Any representation to the contrary is a criminal offense.


                             ----------------------


         The date of this prospectus supplement is October 30, 2009.